UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23585

VELA FUNDS

(Exact name of registrant as specified in charter)

220 Market Street, Suite 208

New Albany, OH 43054

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

With copy to: Kevin Teng, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

and

Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Registrant’s telephone number, including area code:	614-653-8352

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth

Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
March 31, 2021

VELA Small Cap Fund
Class A (VESAX)
Class I (VESMX)

VELA Large Cap Plus Fund
(formerly known as the VELA Large Cap 130/30 Fund)
Class A (VELAX)
Class I (VELIX)

VELA International Fund
Class A (VEILX)
Class I (VEITX)

VELA Small Cap Fund
Investment Results (Unaudited)

Total Returns as of March 31, 2021(a)

		Since
		Inception
VELA Small Cap Fund		09/30/2020
Class A Shares
Without Load		56.85%
With Load		48.95%
Class I Shares		56.99%
S&P SmallCap 600 Index(b)		55.26%

	Expense Ratios(c)
	Class A	Class I
	Shares	Shares
	1.45%	1.20%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Small Cap Fund (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The S&P SmallCap 600 Index is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalization. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown reflect information from the Fund’s prospectus dated September 28, 2020. Additional information pertaining to the expense ratios as of March 31, 2021 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA Large Cap Plus Fund
Investment Results (Unaudited) (continued)

Total Returns as of March 31, 2021(a)

		Since
		Inception
VELA Large Cap Plus Fund		09/30/2020
Class A Shares
Without Load		30.12%
With Load		23.58%
Class I Shares		30.26%
S&P 500 Index(b)		19.07%

	Expense Ratios(c)
	Class A	Class I
	Shares	Shares
	1.45%	1.20%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA Large Cap Plus Fund (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The S&P 500 Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown reflect information from the Fund’s prospectus dated September 28, 2020. Additional information pertaining to the expense ratios as of March 31, 2021 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA International Fund
Investment Results (Unaudited) (continued)

Total Returns as of March 31, 2021(a)

		Since
		Inception
VELA International Fund		09/30/2020
Class A Shares
Without Load		23.30%
With Load		17.09%
Class I Shares		23.40%
MSCI World ex USA Index(b)		20.53%

	Expense Ratios(c)
	Class A	Class I
	Shares	Shares
	1.45%	1.20%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the VELA International Fund (the “Fund”) distributions or the redemption of shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 399-1001.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The MSCI World ex USA Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index, however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios shown reflect information from the Fund’s prospectus dated September 28, 2020. Additional information pertaining to the expense ratios as of March 31, 2021 can be found in the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund, and it should be read carefully before investing. Investors may obtain a copy of the prospectus by calling 833-399-1001.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

VELA Funds
Sector Holdings (Unaudited)

VELA Small Cap Fund

Sector Allocation(a)
Consumer Discretionary	12.79%
Consumer Staples	10.03%
Energy	18.56%
Financials	21.14%
Health Care	4.51%
Industrials	14.01%
Materials	7.49%
Technology	1.00%
Utilities	1.04%
Money Market Funds	9.46%
Other Liabilities in Excess of Other Assets	-0.03%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Small Cap Fund is to provide long-term capital appreciation.

VELA Large Cap Plus Fund

Sector Allocation(a)	Long	Short	Gross	Net
Communications	9.97%	-1.55%	11.52%	8.42%
Consumer Discretionary	15.97%	-2.91%	18.88%	13.06%
Consumer Staples	11.24%	-2.36%	13.60%	8.88%
Energy	6.57%	0.00%	6.57%	6.57%
Financials	20.21%	-0.41%	20.62%	19.80%
Health Care	19.48%	-1.00%	20.48%	18.48%
Industrials	9.09%	-1.48%	10.57%	7.61%
Materials	2.90%	-0.49%	3.39%	2.41%
Real Estate	0.00%	-0.77%	0.77%	-0.77%
Technology	18.24%	-3.47%	21.71%	14.77%
Exchange Traded Funds
Energy	0.00%	-1.21%	1.21%	-1.21%
Health Care	0.00%	-3.21%	3.21%	-3.21%
Other	0.00%	-6.39%	6.39%	-6.39%
Utilities	4.31%	0.00%	4.31%	4.31%
Money Market Funds	1.74%	0.00%	1.74%	1.74%
Other Assets in Excess of Liabilities	5.53%	0.00%	5.53%	5.53%
	125.25%	-25.25%	150.50%	100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA Large Cap Plus Fund is to provide long-term capital appreciation.

VELA Funds
Sector Holdings (Unaudited) (continued)

VELA International Fund

Sector Allocation(a)
Communications	8.33%
Consumer Discretionary	9.06%
Consumer Staples	10.46%
Energy	4.74%
Financials	8.03%
Health Care	6.97%
Industrials	22.95%
Materials	12.88%
Technology	7.48%
Warrant	0.02%
Money Market Funds	9.23%
Other Liabilities in Excess of Other Assets	-0.15%
100.00%

(a)	As a percentage of net assets.

The investment objective of the VELA International Fund is to provide long-term capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

VELA SMALL CAP FUND
Schedule of Investments
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 90.57%
Consumer Discretionary — 12.79%
Graham Holdings Co., Class B	1,008	$566,940
Green Brick Partners, Inc.(a)	24,843	563,439
Hanesbrands, Inc.	30,666	603,200
Liberty Media Corp. - Liberty Braves - Series C(a)	11,943	332,254
Malibu Boats, Inc., Class A(a)	3,673	292,665
Nordstrom, Inc.	15,776	597,437
Polaris Industries, Inc.	2,508	334,818
		3,290,753
Consumer Staples — 10.03%
Cal-Maine Foods, Inc.(a)	15,093	579,873
Flowers Foods, Inc.	16,781	399,388
Inter Parfums, Inc.	4,210	298,615
John B. Sanfilippo & Son, Inc.	3,063	276,803
Sanderson Farms, Inc.	2,982	464,536
US Foods Holding Corp.(a)	14,688	559,907
		2,579,122
Energy — 18.56%
Bonanza Creek Energy, Inc.(a)	31,579	1,128,318
Cabot Oil & Gas Corp.	38,912	730,767
Cimarex Energy Co.	5,449	323,616
Devon Energy Corp.	23,545	514,458
PDC Energy, Inc.(a)	5,381	185,106
RPC, Inc.(a)	58,560	316,224
Texas Pacific Land Corp.	992	1,576,715
		4,775,204
Financials — 21.14%
1st Source Corp.	6,435	306,177
Assured Guaranty Ltd.	14,507	613,356
Axis Capital Holdings Ltd.	6,764	335,291
Bank OZK	15,212	621,410
BankUnited, Inc.	7,896	347,029
BOK Financial Corp.	4,596	410,515
Cullen/Frost Bankers, Inc.	4,399	478,435
Enstar Group, Ltd.(a)	993	245,003
Live Oak Bancshares, Inc.	11,139	762,910
UMB Financial Corp.	4,384	404,775

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Financials — (continued)
Washington Trust Bancorp, Inc.	17,673	$912,457
		5,437,358
Health Care — 4.51%
Aurinia Pharmaceuticals, Inc.(a)	22,190	288,137
Envista Holdings Corp.(a)	5,682	231,826
Jazz Pharmaceuticals PLC(a)	1,248	205,134
Livanova PLC(a)	5,917	436,260
		1,161,357
Industrials — 14.01%
Allegiant Travel Co.	745	181,825
Applied Industrial Technologies, Inc.	3,308	301,590
Chase Corp.	3,822	444,843
Copa Holdings, S.A., Class A	3,949	319,040
Hub Group, Inc., Class A(a)	18,991	1,277,714
Kirby Corp.(a)	17,897	1,078,831
		3,603,843
Materials — 7.49%
Ashland Global Holdings, Inc.	12,127	1,076,514
Greif, Inc., Class A	6,000	342,000
NewMarket Corp.	1,336	507,894
		1,926,408
Technology — 1.00%
NETGEAR, Inc.(a)	6,265	257,492

Utilities — 1.04%
Southwest Gas Holdings, Inc.	3,878	266,457

TOTAL COMMON STOCKS (Cost $16,159,606)		23,297,994

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Money Market Funds — 9.46%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(b)	2,433,779	$2,433,779

TOTAL MONEY MARKET FUNDS
(Cost $2,433,779)		2,433,779

Total Investments — 100.03%
(Cost $18,593,385)		25,731,773
Liabilities in Excess of Other Assets — (0.03)%		(7,595)
Net Assets — 100.00%		$25,724,178

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks – Long — 117.98%
Communications — 9.97%
Alphabet, Inc., Class A(a) (b)	294	$606,382
Comcast Corp., Class A(b)	8,931	483,256
Facebook, Inc., Class A(a) (b)	1,496	440,617
T-Mobile US, Inc.(a) (b)	3,268	409,448
Walt Disney Co. (The)(b)	1,843	340,070
		2,279,773
Consumer Discretionary — 15.97%
Aptiv PLC	1,530	210,987
BorgWarner, Inc.(b)	6,951	322,248
Ford Motor Co.	13,106	160,549
Home Depot, Inc. (The)	1,352	412,697
Live Nation Entertainment, Inc.(a)	3,966	335,722
NVR, Inc.(a) (b)	92	433,405
O’Reilly Automotive, Inc.(a)	795	403,264
Polaris Industries, Inc.	1,911	255,119
Starbucks Corp.	2,792	305,082
TJX Cos., Inc. (The)(b)	6,690	442,543
VF Corp.(b)	4,605	368,032
		3,649,648
Consumer Staples — 11.24%
Dollar General Corp.(b)	2,383	482,843
Kraft Heinz Co. (The)	9,940	397,600
Mondelez International, Inc., Class A	6,642	388,756
PepsiCo, Inc.(b)	3,634	514,029
Sysco Corp.(b)	4,959	390,472
Tyson Foods, Inc., Class A	5,329	395,945
		2,569,645
Energy — 6.57%
Baker Hughes Co.	14,973	323,567
Cabot Oil & Gas Corp.	18,582	348,970
Pioneer Natural Resources Co.(b)	2,450	389,109
Suncor Energy, Inc. (b)	21,113	441,261
		1,502,907
Financials — 20.21%
American International Group, Inc.(b)	13,620	629,380
Arch Capital Group Ltd.(a)(b)	14,926	572,711
Bank of America Corp.(b)	15,067	582,942

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks – Long — (continued)
Financials — (continued)
Berkshire Hathaway, Inc., Class B(a) (b)	3,773	$963,888
Charles Schwab Corp. (The)	3,421	222,981
Goldman Sachs Group, Inc. (The)(b)	1,336	436,872
MetLife, Inc.(b)	9,260	562,915
SVB Financial Group(a)	536	264,602
Wells Fargo & Co.	9,729	380,112
		4,616,403
Health Care — 19.48%
Abbott Laboratories(b)	3,719	445,685
AbbVie, Inc.(b)	4,568	494,348
Alexion Pharmaceuticals, Inc.(a) (b)	2,204	337,014
Alnylam Pharmaceuticals, Inc.(a)	2,784	393,073
Boston Scientific Corp.(a) (b)	11,604	448,495
Horizon Therapeutics PLC(a)	4,460	410,498
Humana, Inc.(b)	1,490	624,683
Jazz Pharmaceuticals PLC(a)	1,954	321,179
Medtronic PLC(b)	4,857	573,757
Vertex Pharmaceuticals, Inc.(a)	1,883	404,638
		4,453,370
Industrials — 9.09%
CSX Corp.(b)	4,394	423,670
Deere & Co.	748	279,857
JB Hunt Transport Services, Inc.	1,750	294,124
Johnson Controls International PLC(b)	8,485	506,299
Northrop Grumman Corp.(b)	1,772	573,490
		2,077,440
Materials — 2.90%
Avery Dennison Corp.(b)	1,544	283,556
Linde Public Limited Co.	1,356	379,869
		663,425
Technology — 18.24%
Apple, Inc.(b)	7,225	882,534
Intel Corp.	6,223	398,272
Juniper Networks, Inc.	8,810	223,157
Microchip Technology, Inc.	2,352	365,077
Microsoft Corp.(b)	4,116	970,429
S&P Global, Inc.	967	341,225

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks – Long — (continued)
Technology — (continued)
Texas Instruments, Inc.	1,229	$232,269
Visa, Inc., Class A(b)	1,972	417,532
VMware, Inc., Class A(a)	2,257	339,566
		4,170,061
Utilities — 4.31%
CenterPoint Energy, Inc.	17,820	403,623
Exelon Corp.(b)	13,321	582,661
		986,284

TOTAL COMMON STOCKS – LONG
(Cost $23,449,823)		26,968,956

Money Market Funds — 1.74%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(c)	398,214	398,214

TOTAL MONEY MARKET FUNDS
(Cost $398,214)		398,214

Total Investments — 119.72%
(Cost $23,848,037)		27,367,170
Liabilities in Excess of Other Assets — (19.72)%		(4,508,337)
Net Assets — 100.00%		$22,858,833

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on March 31, 2021, was $17,179,843.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Securities Sold Short
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks – Short — (14.44%)
Communications — (1.55%)
DoorDash, Inc.(a)	(1,721)	$(225,675)
Shopify, Inc., Class A(a)	(117)	(129,461)
		(355,136)
Consumer Discretionary — (2.91%)
Advance Auto Parts, Inc.	(553)	(101,470)
PulteGroup, Inc.	(2,726)	(142,951)
Tesla, Inc.(a)	(629)	(420,128)
		(664,549)
Consumer Staples — (2.36%)
Beyond Meat, Inc.(a)	(481)	(62,588)
Clorox Co. (The)	(1,601)	(308,801)
Kroger Co. (The)	(4,660)	(167,713)
		(539,102)
Financials — (0.41%)
Morgan Stanley	(1,193)	(92,648)

Health Care — (1.00%)
Baxter International, Inc.	(1,642)	(138,486)
Illumina, Inc.(a)	(233)	(89,486)
		(227,972)
Industrials — (1.48%)
Amphenol Corp., Class A	(2,751)	(181,483)
Illinois Tool Works, Inc.	(711)	(157,501)
		(338,984)
Materials — (0.49%)
Ball Corp.	(1,323)	(112,111)

Real Estate — (0.77%)
Weyerhaeuser Co.	(4,932)	(175,579)

Technology — (3.47%)
Cerner Corp.	(2,170)	(155,980)
Equifax, Inc.	(1,023)	(185,296)
International Business Machines Corp.	(1,284)	(171,106)
Moody’s Corp.	(771)	(230,228)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Securities Sold Short (continued)
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks – Short — (continued)
Technology — (continued)
RingCentral, Inc., Class A(a)	(172)	$(51,235)
		(793,845)

TOTAL COMMON STOCKS – SHORT
(Proceeds Received $3,267,910)		(3,299,926)

Exchange-Traded Funds – Short — (10.81%)
Energy — (1.21%)
Energy Select Sector SPDR® Fund	(5,644)	(276,895)

Health Care — (3.21%)
SPDR® S&P® Biotech ETF	(5,406)	(733,324)

Other — (6.39%)
ARK Innovation ETF	(2,218)	(266,049)
iShares Russell 1000 ETF	(4,086)	(914,569)
iShares Russell Mid-Cap ETF	(3,792)	(280,343)
		(1,460,961)
TOTAL EXCHANGE-TRADED FUNDS – SHORT
(Proceeds Received $2,480,646)		$(2,471,180)

TOTAL SECURITIES SOLD SHORT — (25.25)%
(Proceeds Received $5,748,555)		$(5,771,106)

(a)	Non-income producing security.

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 90.90%
Australia — 1.43%
Consumer Staples — 1.43%
Treasury Wine Estates Ltd.	43,000	$338,945
Total Australia		338,945

Austria — 4.52%
Communications — 2.25%
Telekom Austria AG	67,500	531,794

Materials — 2.27%
Wienerberger AG	14,700	537,288
Total Austria		1,069,082

Belgium — 5.25%
Financials — 2.67%
KBC Group NV	8,700	632,827

Technology — 2.58%
Barco NV	26,000	609,697
Total Belgium		1,242,524

Canada — 5.77%
Energy — 1.90%
Suncor Energy, Inc.	21,500	449,350

Industrials — 1.72%
Finning International, Inc.	16,000	406,868

Materials — 2.15%
OceanaGold Corp.(a)	341,000	507,368
Total Canada		1,363,586

Denmark — 2.49%
Industrials — 2.49%
FLSmidth & Co. A/S	15,400	589,964
Total Denmark		589,964

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND Schedule of Investments (continued)
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
France — 7.55%
Consumer Discretionary — 2.53%
Michelin (CGDE) - B Registered Shares	4,000	$598,894

Energy — 2.84%
TOTAL SE	14,400	671,115

Industrials — 2.18%
Rexel SA(a)	26,000	514,486
Total France		1,784,495

Germany — 6.63%
Health Care — 2.85%
Fresenius SE & Co. KGaA	15,100	672,652

Industrials — 1.76%
Duerr AG	10,000	416,230

Materials — 2.02%
Fuchs Petrolub SE	11,900	478,857
Total Germany		1,567,739

Hong Kong — 7.34%
Consumer Staples — 2.47%
WH Group Ltd.	720,000	584,965

Industrials — 2.37%
Johnson Electric Holdings Ltd.	208,000	561,007

Technology — 2.50%
VTech Holdings Ltd.	65,600	590,984
Total Hong Kong		1,736,956

Iceland — 0.72%
Industrials — 0.72%
Marel HF	25,000	171,227
Total Iceland		171,227

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Indonesia — 2.53%
Industrials — 2.53%
United Tractors Tbk PT	394,000	$598,632
Total Indonesia		598,632

Japan — 13.11%
Consumer Discretionary — 2.31%
Honda Motor Co. Ltd.	18,100	$545,614

Consumer Staples — 1.73%
Suntory Beverage & Food Ltd.	11,000	410,183

Industrials — 4.65%
Ebara Corp.	9,800	399,851
Okuma Corp.	6,600	378,907
OSG Corp.	18,000	321,241
		1,099,999
Materials — 4.42%
Fuji Seal International, Inc.	22,700	508,426
Toray Industries, Inc.	83,000	535,847
		1,044,273
Total Japan		3,100,069

Netherlands — 8.31%
Communications — 1.72%
Koninklijke KPN NV	120,000	406,918

Financials — 2.80%
ING Groep NV	54,200	661,797

Health Care — 1.52%
Koninklijke Philips NV(a)	6,300	359,147

Industrials — 2.27%
Boskalis Westminster(a)	16,700	536,356
Total Netherlands		1,964,218

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Sweden — 2.55%
Financials — 2.55%
Svenska Handelsbanken AB, Class A	55,500	$603,379
Total Sweden		603,379

Switzerland — 9.08%
Consumer Discretionary — 4.23%
Cie Financiere Richemont SA	5,900	566,603
Swatch Group AG (The)	1,500	431,958
		998,561
Health Care — 2.60%
Roche Holding AG	1,900	615,564

Industrials — 2.25%
Adecco Group AG	7,900	532,932
Total Switzerland		2,147,057

United Kingdom — 13.62%
Communications — 4.37%
Informa PLC(a)	49,600	382,940
WPP PLC	50,800	647,319
		1,030,259
Consumer Staples — 4.83%
Associated British Foods PLC(a)	17,100	568,078
British American Tobacco PLC	15,100	573,913
		1,141,991
Materials — 2.02%
DS Smith PLC	85,000	477,602

Technology — 2.40%
Serco Group PLC	300,000	568,319
Total United Kingdom		3,218,171

TOTAL COMMON STOCKS
(Cost $18,025,410)		21,496,044

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2021 (Unaudited)

		Fair
	Shares	Value
Warrant — 0.02%
Cie Financiere Richemont SA (Switzerland)	11,800	$4,495

TOTAL WARRANT
(Cost $—)		4,495

Money Market Funds — 9.23%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(b)	2,182,802	2,182,802

TOTAL MONEY MARKET FUNDS
(Cost $2,182,802)		2,182,802

Total Investments — 100.15%
(Cost $20,208,212)		$23,683,341
Liabilities in Excess of Other Assets — (0.15)%		(34,797)
Net Assets — 100.00%		$23,648,544

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Assets
Investments in securities at fair value (cost $18,593,385, $23,848,037 and $20,208,212)	$25,731,773	$27,367,170	$23,683,341
Cash	—	—	11,130
Foreign currency	—	—	22,125
Cash deposit with custodian for securities sold short	—	1,705,739	—
Receivable for investments sold	—	200,000	—
Dividends receivable	18,634	14,532	36,587
Tax reclaims receivable	—	—	7,760
Total Assets	25,750,407	29,287,441	23,760,943
Liabilities
Due to custodian	—	206,386	—
Investments in securities sold short, at fair value (proceeds received $–, $5,748,555 and $–)	—	5,771,106	—
Payable for investments purchased	—	419,852	90,211
Payable to Adviser	26,160	20,884	22,142
12b-1 fees accrued – Class A	69	44	46
Dividend expense payable on short positions	—	10,336	—
Total Liabilities	26,229	6,428,608	112,399
Net Assets	$25,724,178	$22,858,833	$23,648,544
Net Assets consist of:
Paid-in capital	18,317,946	18,898,506	20,214,987
Accumulated earnings	7,406,232	3,960,327	3,433,557
Net Assets	$25,724,178	$22,858,833	$23,648,544
Class A:
Net Assets	$145,608	$118,551	$88,158
Shares outstanding (unlimited number of shares authorized, no par value)	9,289	9,121	7,152
Net asset value, offering and redemption price per share	$15.68	$13.00	$12.33
Maximum offering price per share(a)	$16.51	$13.68	$12.98
Class I:
Net Assets	$25,578,570	$22,740,282	$23,560,386
Shares outstanding (unlimited number of shares authorized, no par value)	1,629,917	1,748,245	1,909,711
Net asset value, offering and redemption price per share	$15.69	$13.01	$12.34

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statement of Operations
For the six months ended March 31, 2021 (Unaudited)

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Investment Income
Dividend income	$129,115	$160,480	$128,572
Total investment income	129,115	160,480	128,572
Expenses
Unitary management fees	108,215	93,440	100,232
12b-1 fees – Class A	69	44	46
Interest	—	60	—
Dividend expense on securities sold short	—	56,076	—
Net operating expenses	108,284	149,620	100,278
Net investment income	20,831	10,860	28,294
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	257,957	1,044,378	43,273
Securities sold short	—	(572,448)	—
Foreign currency translations	—	(5)	(112,886)
Change in unrealized appreciation (depreciation) on:
Investment securities	7,138,388	3,519,133	3,475,129
Short securities	—	(22,551)	—
Foreign currency translations	—	—	(253)
Net realized and change in unrealized gain on investment securities, securities sold short and foreign currency translations	7,396,345	3,968,507	3,405,263
Net increase in net assets resulting from operations	$7,417,176	$3,979,367	$3,433,557

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statement of Changes in Net Assets

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended
	March 31,	March 31,	March 31,
	2021	2021	2021
	(Unaudited)	(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$20,831	$10,860	$28,294
Net realized gain (loss) on investment securities transactions, securities sold short and foreign currency translations	257,957	471,925	(69,613)
Net change in unrealized appreciation of investment securities, securities sold short and foreign currency translations	7,138,388	3,496,582	3,474,876
Net increase in net assets resulting from operations	7,417,176	3,979,367	3,433,557
Distributions to Shareholders from Earnings
Class A	(12)	(30)	—
Class I	(10,932)	(19,010)	—
Total distributions	(10,944)	(19,040)	—
Capital Transactions – Class A
Proceeds from shares sold	203,226	147,190	188,355
Reinvestment of distributions	12	30	—
Amount paid for shares redeemed	(75,029)	(36,419)	(106,321)
Total – Class A	128,209	110,801	82,034
Capital Transactions – Class I
Proceeds from shares sold	18,216,800	18,806,983	20,164,995
Reinvestment of distributions	10,932	19,010	—
Amount paid for shares redeemed	(37,995)	(38,288)	(32,042)
Total – Class I	18,189,737	18,787,705	20,132,953
Net increase in net assets resulting from capital transactions	18,317,946	18,898,506	20,214,987
Total Increase in Net Assets	25,724,178	22,858,833	23,648,544
Net Assets
Beginning of period	$—	$—	$—
End of period	$25,724,178	$22,858,833	$23,648,544

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statement of Changes in Net Assets (continued)

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
	For the Six	For the Six	For the Six
	Months Ended	Months Ended	Months Ended
	March 31,	March 31,	March 31,
	2021	2021	2021
	(Unaudited)	(Unaudited)	(Unaudited)
Share Transactions - Class A
Shares sold	14,296	12,041	15,963
Shares issued in reinvestment of distributions	1	3	—
Shares redeemed	(5,008)	(2,923)	(8,811)
Total – A Class	9,289	9,121	7,152
Share Transactions - Class I
Shares sold	1,631,826	1,749,770	1,912,417
Shares issued in reinvestment of distributions	870	1,696	—
Shares redeemed	(2,779)	(3,221)	(2,706)
Total – Class I	1,629,917	1,748,245	1,909,711
Net increase in shares outstanding	1,639,206	1,757,366	1,916,863

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class A
Financial Highlights
(For a share outstanding during the period)

	For the Six
	Months
	Ended
	March 31,
	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	—	(a)
Net realized and unrealized gain (loss) on investments	5.68
Total from investment operations	5.68

Less distributions to shareholders from:
Net investment income	—	(a)
Total distributions	—	(a)

Net asset value, end of period	$15.68

Total Return(b)	56.85	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$146
Ratio of expenses to average net assets	1.45	% (d)
Ratio of net investment income to average net assets	0.11	% (d)
Portfolio turnover rate(e)	12	% (c)

(a)	Amount is less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class I
Financial Highlights
(For a share outstanding during the period)

	For the Six
	Months
	Ended
	March 31,
	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.02
Net realized and unrealized gain (loss) on investments	5.68
Total from investment operations	5.70

Less distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$15.69

Total Return(a)	56.99	% (b)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25,579
Ratio of expenses to average net assets	1.20	% (c)
Ratio of net investment income to average net assets	0.23	% (c)
Portfolio turnover rate(d)	12	% (b)

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A
Financial Highlights
(For a share outstanding during the period)

	For the Six
	Months
	Ended
	March 31,
	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	—	(a)
Net realized and unrealized gain (loss) on investments	3.01
Total from investment operations	3.01

Less distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$13.00

Total Return(b)	30.12	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$119
Ratio of expenses to average net assets	2.17	% (d)(f)
Ratio of net investment loss to average net assets	(0.34	)% (d)
Portfolio turnover rate(e)	85	% (c)

(a)	Amount is less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)	Includes dividend and interest expense of 0.72% for the six months ended March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I
Financial Highlights
(For a share outstanding during the period)

	For the Six
	Months
	Ended
	March 31,
	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments	3.01
Total from investment operations	3.02

Less distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$13.01

Total Return(a)	30.26	% (b)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$22,740
Ratio of expenses to average net assets	1.92	% (c)(e)
Ratio of net investment income to average net assets	0.14	% (c)
Portfolio turnover rate(d)	85	% (b)

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(e)	Includes dividend and interest expense of 0.72% for the six months ended March 31, 2021.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class A
Financial Highlights
(For a share outstanding during the period)

	For the Six
	Months
	Ended
	March 31,
	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.02
Net realized and unrealized gain (loss) on investments	2.31
Total from investment operations	2.33

Net asset value, end of period	$12.33

Total Return(a)	23.30	% (b)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$88
Ratio of expenses to average net assets	1.45	% (c)
Ratio of net investment income to average net assets	0.68	% (c)
Portfolio turnover rate(d)	1	% (b)

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class I
Financial Highlights
(For a share outstanding during the period)

	For the Six
	Months
	Ended
	March 31,
	2021
	(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments	2.33
Total from investment operations	2.34

Net asset value, end of period	$12.34

Total Return(a)	23.40	% (b)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$23,560
Ratio of expenses to average net assets	1.20	% (c)
Ratio of net investment income to average net assets	0.34	% (c)
Portfolio turnover rate(d)	1	% (b)

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Notes to the Financial Statements
March 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION

VELA Funds (the “Trust”) currently offers three series of shares, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap Plus Fund (formerly known as the VELA Large Cap 130/30 Fund) (the “Large Cap Plus Fund”) and VELA International Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”). The investment objective of each Fund is long-term capital appreciation.

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are considered investment companies and accordingly follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales — The Large Cap Plus Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees (the “Board”), or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash held at the broker as collateral for securities sold short was $1,705,739 as of March 31, 2021.

Federal Income Taxes — Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since commencement

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

of operations, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses — Expenses incurred by the Trust that are not readily identifiable as belonging to a particular fund are allocated to the individual funds by or under the direction of the Board in such manner as the Board determines to be fair and equitable.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment.

Dividends and Distributions — Each Fund intends to distribute its net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. ET. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. ET. Securities for which quotations are either not readily available or determined by the Adviser to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will first be valued at the last sale price on the principal exchange, and then the secondary exchange. The NASDAQ National Market System is considered an exchange.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

To the fullest extent possible, equity securities that are traded on a non-U.S. securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange. Securities for which quotations are either (1) not readily available or (2) determined by the Adviser to not accurately reflect their value are valued at their fair value using procedures approved by the Board. Non-U.S. securities, currencies and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Mutual fund investments will be valued at the most recently calculated (current day) NAV. These securities are categorized as Level 1 securities.

Fixed income securities shall be valued at an evaluated bid price provided by an independent pricing service approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data.

These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures approved by the Board need not be applied. Securities with less than 61 days to maturity may be valued at amortized cost. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or broker, or (3) determined by the Adviser to not accurately reflect their value, are valued at their fair value using procedures approved by the Board.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 – Significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments based on the best information available)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Small Cap Fund
Common Stocks(a)	$23,297,994	$—	$—	$23,297,994
Money Market Funds	2,433,779	—	—	2,433,779
Total Investments	$25,731,773	$—	$—	$25,731,773

Assets
Large Cap Plus Fund
Common Stocks(a)	$26,968,955	$—	$—	$26,968,955
Money Market Funds	398,214	—	—	398,214
Total Investments	$27,367,169	$—	$—	$27,367,169

Liabilities
Large Cap Plus Fund
Common Stocks(a)	$(3,299,927)	$—	$—	$(3,299,927)
Exchange Traded Funds	(2,471,179)	—	—	(2,471,179)
Total Investments	$(5,771,106)	$—	$—	$(5,771,106)

Assets
International Fund
Common Stocks(a)	$1,363,586	$20,132,458	$—	$21,496,044
Warrants	4,495	—	—	4,495
Money Market Funds	2,182,802	—	—	2,182,802
Total Investments	$3,550,883	$20,132,458	$—	$23,683,341

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser manages each Fund’s investments subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund. The Adviser charges a unitary management fee, which is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds, of 1.20% of each Fund’s average daily net assets computed and accrued daily and paid monthly. For the six months ended March 31, 2021, the fees charged to the Funds were as follows:

	Advisory Fee	Payable to
	Earned	Adviser
Small Cap Fund	$108,215	$26,159
Large Cap Plus Fund	93,440	20,884
International Fund	100,232	22,142

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, except for brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Funds will also be required to pay all expenses incurred pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Ultimus Fund Solutions, LLC (the “Administrator”) provides administrative, fund accounting, transfer agent and other services to the Funds under a Master Services Agreement with the Trust and the Adviser (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides an individual to serve as the Trusts’ Chief Compliance Officer in accordance with the Compliance Services Consulting Agreement. For the performance of these services, the Adviser pays NLCS an annual fee. Additionally, the Adviser reimburses NLCS for any out-of-pocket expenses incurred for compliance services.

Certain officers of the Trust are employees of the Administrator. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Funds’ shares. The Distributor is a wholly-owned subsidiary of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act applicable to Class A Shares. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person a fee of 0.25% of the average daily net assets of each Fund’s Class A Shares in connection with the

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

promotion and distribution of each Funds Class A Shares or the provision of personal services to shareholders, including but not limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). For the six months ended March 31, 2021, 12b-1 expenses incurred by the Funds were as follows:

		12b-1 fees
	12b-1 fees	accrued
Small Cap Fund	$69	$69
Large Cap Plus Fund	44	44
International Fund	46	46

There were no sales commissions retained by the Distributor during the six months ended March 31, 2021.

The Independent Trustees are compensated for their services to the Funds by the Adviser as part of the unitary management fee. Each Independent Trustee was paid $15,000 in fees during the six months ended March 31, 2021. In addition, the Adviser reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, purchases and sales of investment securities, excluding short-term investments were as follows:

	Purchases	Sales
Small Cap Fund	$18,004,808	$2,103,159
Large Cap Plus Fund	36,846,954	19,617,634
International Fund	18,158,404	176,265

6. FEDERAL TAX INFORMATION

At March 31, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Tax Cost of	Unrealized	Unrealized	Net Unrealized
	Securities	Appreciation	Depreciation	Appreciation
Small Cap Fund	$18,593,385	$7,194,466	$(56,078)	$7,138,388
Large Cap Plus Fund	18,099,481	3,723,291	(226,709)	3,496,582
International Fund	20,208,212	3,682,349	(207,220)	3,475,129

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with its service providers,

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2021 (Unaudited)

on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote, however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

Summary of Fund Expenses (Unaudited) (continued)

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value,	During	Expense
	October 1, 2020	March 31, 2021	Period(a)	Ratio
Small Cap Fund - Class A
Actual	$1,000.00	$1,568.50	$9.27	1.45%
Hypothetical(b)	$1,000.00	$1,017.72	$7.28	1.45%
Small Cap Fund - Class I
Actual	$1,000.00	$1,569.90	$7.66	1.20%
Hypothetical(b)	$1,000.00	$1,018.97	$6.02	1.20%
Large Cap Plus Fund - Class A
Actual	$1,000.00	$1,301.20	$8.31	1.45%
Hypothetical(b)	$1,000.00	$1,017.71	$7.29	1.45%
Large Cap Plus Fund - Class I
Actual	$1,000.00	$1,302.60	$6.88	1.20%
Hypothetical(b)	$1,000.00	$1,018.96	$6.03	1.20%
International Fund - Class A
Actual	$1,000.00	$1,233.00	$8.08	1.45%
Hypothetical(b)	$1,000.00	$1,017.69	$7.30	1.45%
International Fund - Class I
Actual	$1,000.00	$1,234.00	$6.69	1.20%
Hypothetical(b)	$1,000.00	$1,018.95	$6.04	1.20%

(a)	Expense are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Advisory Agreement Approval (Unaudited)

At a meeting held on September 10, 2020, the Board of Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement between VELA Investment Management, LLC (the “Adviser”) and VELA Funds, on behalf of the VELA Small Cap Fund, the VELA Large Cap Plus Fund (formerly known as the VELA Large Cap 130/30 Fund) and the VELA International Fund (each, a “Fund” and, collectively, the “Funds”). In advance of the meeting, the Board requested, and the Adviser provided, certain information related to the Adviser and the terms of the proposed Advisory Agreement.

In the course of consideration of the approval of the Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the proposed Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the Advisory Agreement and reaching their conclusions with respect to the Advisory Agreement, the Board took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to each Fund; (ii) the investment performance of each Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors.

The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any compliance issues raised by the Adviser’s presentation.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Adviser to the Funds. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who will be servicing each Fund. The Board considered the responsibilities the Adviser would have under the proposed Advisory Agreement. The Board also considered that the Trust’s President and Vice President are employees of the Adviser, and would serve the Trust without additional compensation. The Board also evaluated the investment management experience of the Adviser. In particular, the Board considered the portfolio managers’ experience managing registered investment companies. The Board discussed with the Adviser the investment strategy for each Fund, the relevance of each strategy to strategies used by the Adviser, and how the Adviser intended to implement the investment strategies.

Investment Advisory Agreement Approval (Unaudited)

(continued)

The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel of its management team, including each Fund’s portfolio managers. The Board considered the Adviser’s capabilities and determined that the Adviser would be an appropriate manager for each Fund and concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by the Adviser to the Trust are expected to be satisfactory and adequate.

Performance. The Board considered that each Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board considered that each Fund’s investment strategy, under normal circumstances, should generate capital appreciation for its shareholders. The Board also took into consideration the background and experience of the prospective portfolio managers. The Board concluded that, despite a lack of comparative data, that based on each Fund’s investment strategy and the Adviser’s presentation, that the Adviser would be able to fulfill each Fund’s investment mandate.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Board considered the proposed unitary fee, the percentage of the unitary fee that would be allocated as compensation for advisory services and the total expenses to be paid by each Fund. The Board reviewed a report provided by the Adviser, showing the advisory fees and total expense ratios of a group of funds they deemed comparable to each respective Fund. The Board evaluated each Fund’s unitary fee and the percentage of the unitary fee that would be allocated as compensation for advisory services through the review of comparative information with respect to fees paid by similar funds. In addition, the Board also considered information pertaining to the Adviser’s proposed fee schedules for different types of managed accounts and the different levels of service expected with such accounts. Based on these considerations and other factors, the Board concluded that the unitary fee and the allocated advisory fee of each Fund’s average daily net assets proposed to be charged by the Adviser was fair and reasonable for the services to be provided under the proposed Advisory Agreement.

Profitability. The Board considered the level of profits that could be expected to accrue to the Adviser with respect to each of the Funds, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Funds. The Board noted that the Adviser did not expect to accrue a profit during first two years of the Funds’ operation. With respect to the Adviser, the Board concluded that based on the services provided and the projected growth of the Funds, the advisory fees and anticipated profits from the Adviser’s relationship with the Funds were not excessive and not unreasonable to each Fund.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Funds. The Board noted that economies of scale were not a relevant consideration at this time and the Adviser would revisit whether economies of scale exist in the future once the Funds have achieved sufficient scale.

Investment Advisory Agreement Approval (Unaudited)

(continued)

Fall-out Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board noted that the Adviser did not anticipate any fallout benefits at this stage.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, determined that approval of the proposed Advisory Agreement for an initial two-year term is in the best interests of the Funds and its future shareholders.

PROXY VOTING

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available (1) without charge upon request by calling the Funds at (833) 399-1001 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Lawrence Funderburke
Jim Haring
Danielle Ross
Jason Job
Lisa Wesolek

OFFICERS
Jason Job, President
Lisa Wesolek, Vice President
Zachary Richmond, Treasurer
N. Lynn Bowley, Chief Compliance Officer
Jesse Hallee, Secretary

INVESTMENT ADVISER
VELA Investment Management, LLC
220 Market Street, Suite 208
New Albany, Ohio 43054

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

CUSTODIAN
Fifth Third Bank N.A.
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

VELA-SAR-21

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VELA FUNDS

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	6/08/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	6/08/2021

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/08/2021